Condensed Financial Information of the Parent Company - Schedule of Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 335,273	$ 1,123,956	$ 3,878,677	$ 11,608,855
Short-term investments	9,613,328	9,894,575	6,653,668	1,806,449
Prepaid expenses and other receivables	10,041	13,048	18,370	150,227
Total current assets	10,644,515	11,597,299	11,304,685	14,937,755
Equity method investment balance	278,384	236,212	117,780	13,831
Total assets	12,337,281	13,612,020	14,030,542	16,758,694
Current liabilities
Accrued expenses and other payables	156,595	185,368	240,090	496,960
Dividend payable	212,960	0	118,889	0
Total current liabilities	1,451,898	1,292,712	1,256,401	2,518,569
Total liabilities	2,043,851	1,969,545	1,787,247	3,205,524
EQUITY
Preferred stock Authorized 50,000,000 shares at par value of $0.001 each Issued and outstanding: 14,630,813 (2022 - 14,630,813)		0	0	0
Common stock Authorized: 100,000,000 shares at par value of $0.001 each Issued and outstanding: 99,638,043 (2022 - 99,502,243)	72	72	72	72
Additional paid-in capital	550,168	550,168	549,492	544,601
Subscriptions receivable	0	0	0	(7,109)
Accumulated other comprehensive (loss) income	(707,806)	(563,418)	(401,266)	129,501
Retained earnings	6,838,357	6,789,335	6,804,397	6,813,646
Total Sinovac shareholders' equity	8,262,258	8,315,741	8,490,708	8,995,008
Total liabilities and equity	12,337,281	13,612,020	14,030,542	16,758,694
Parent Company
Current assets
Cash and cash equivalents	16,527	10,037	104,924	126,161	$ 56,666
Short-term investments	80,732	98,150	0	0
Prepaid expenses and other receivables	485	176	490	96
Amount due from subsidiaries	19,350	22,653	31,019	30,979
Dividends receivable	3,517	3,195	3,195	3,195
Total current assets	120,611	134,211	139,628	160,431
Equity method investment balance	8,145,953	8,188,226	8,356,206	8,851,872
Total assets	8,266,564	8,322,437	8,495,834	9,012,303
Current liabilities
Accrued expenses and other payables	4,306	2,248	1,132	13,711
Amount due to subsidiaries	0	4,448	3,994	3,584
Dividend payable		29,089	23,107	17,125
Total current liabilities	4,306	6,696	5,126	17,295
Total liabilities	4,306	6,696	5,126	17,295
EQUITY
Common stock Authorized: 100,000,000 shares at par value of $0.001 each Issued and outstanding: 99,638,043 (2022 - 99,502,243)	72	72	72	72
Additional paid-in capital	550,168	550,168	549,492	544,601
Subscriptions receivable				(7,109)
Accumulated other comprehensive (loss) income	(707,806)	(563,418)	(401,266)	129,501
Retained earnings	8,419,824	8,328,919	8,342,410	8,327,943
Total Sinovac shareholders' equity	8,262,258	8,315,741	8,490,708	8,995,008
Total liabilities and equity	$ 8,266,564	$ 8,322,437	$ 8,495,834	$ 9,012,303